Amounts receivable - Disclosure of detailed information about trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [Abstract]
Revenues receivable from royalty, stream and other interests	$ 2,283	$ 2,110
Other receivables	944	996
Total amounts receivable	$ 3,227	$ 3,106